Empower Lifetime 2060 Fund Annual Total Returns	12 Months Ended	24 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Lifetime 2060 Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	17.97%	10.90%	16.97%	15.89%	13.93%